Provisions for liabilities and charges	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Provisions for liabilities and charges
20. Provisions for liabilities and charges
The movements in 2024 and 2023 were as follows:

	Employee benefits £m	Property £m	Legal £m	Other £m	Total £m
1 January 2023	143	63	13	26	245
Charged to the income statement	3	64	23	—	90
Acquisitions	—	—	—	1	1
Utilised	(22)	(18)	—	(1)	(41)
Released to the income statement	(2)	(4)	(2)	(6)	(14)
Other movements	38	(3)	1	—	36
Exchange adjustments	(7)	(3)	—	(2)	(12)
31 December 2023	153	99	35	18	305
Charged to the income statement	14	12	102	1	129
Utilised	(33)	(17)	—	—	(50)
Released to the income statement	—	(12)	(6)	(12)	(30)
Other movements	28	(10)	—	—	18
Exchange adjustments	2	(1)	1	1	3
31 December 2024	164	71	132	8	375

	2024	2023[1]
	£m	£m
Current	143	55
Non Current	232	250
	375	305
Note
[1] Current provisions for liabilities and charges, which were not material, were previously presented within Non-current provisions for liabilities and charges.
The prior year has been restated to reflect Current provisions for liabilities and charges of £55 million and Non-current provisions for liabilities and charges of £250 million.
Employee benefits relate to statutory or contractual employee entitlements where there is uncertainty over the timing or amount of the settlement. The majority of this provision relates to various employee defined contribution and deferred compensation plans in the USA. It is anticipated that these costs will be incurred when employees choose to take their benefits or depart from the Group.

Property provisions relate primarily to onerous property contracts and decommissioning where the Group has the obligation to make-good its leased properties. Where the Group has made a decision to exit a leased property, onerous property contract provisions do not include rent in accordance with IFRS 16 Leases, however they do include unavoidable costs related to the lease such as ongoing service charges. Utilisation of the recognised provisions is expected to occur in conjunction with the profile of the leases to which they relate.

Legal provisions of £132 million (2023: £35 million ) relate to certain on-going legal proceedings and claims, which from time to time the Company and its subsidiaries are parties to, which arise in the ordinary course of business. The £102 million (2023; £23 million) charged to the income statement includes the £68 million charge (2023: £11 million gain) described in note 3 and other not material items. The Group expects £123 million of the provision to be settled in less than one year, with £9 million of the provision to be settled in more than one year. The Directors do not consider that there is a significant risk of any material additional charges or credits in respect of these matters within the next financial year, beyond the amounts already provided.

Other provisions include various items that are not material and do not fall within the Group’s categories of provisions above.